Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss) for the year	$ 821,211	$ (53,535)
Adjustments to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of silver bullion	1,401	8,316
Net change in unrealized (gains) losses on silver bullion	(850,600)	21,388
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets		33
Increase (decrease) in due to broker		(9,598)
Increase (decrease) in accounts payable	295	2,016
Net cash provided by (used in) operating activities	(27,693)	(31,380)
Cash flows from investing activities
Purchases of silver bullion	(329,940)	(149,522)
Sales of silver bullion	4,847
Net cash provided by (used in) investing activities	(325,093)	(149,522)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	358,823	174,807
Payments on redemption of Units (note 7)	(499)	(2,931)
Underwriting commissions and issue expenses	(1,670)	(1,101)
Net cash provided by (used in) financing activities	356,654	170,775
Net increase (decrease) in cash during the year	3,868	(10,127)
Cash at beginning of year	5,865	15,992
Cash at end of year	$ 9,733	$ 5,865